United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-05088

                       The AllianceBernstein Portfolios
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
LARGE- AND MID-CAP GROWTH
-------------------------------------------------------------------------------


AllianceBernstein Growth Fund

Semi-Annual Report
April 30, 2003


[GRAPHIC OMITTED]


[LOGO] AllianceBernstein (SM)
       Investment Research and Management


Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.


June 10, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Growth Fund (the "Fund") for the semi-annual reporting period ended April 30, 2003.

Investment Objectives and Policies

This open-end fund seeks long-term growth of capital. The Fund invests principally in a portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

Investment Results

The following table provides the Fund's performance over the six- and 12-month periods ended April 30, 2003. For comparison, we have shown returns for the Russell 3000 Growth Index and the Standard & Poor's (S&P) 500 Stock Index.


INVESTMENT RESULTS*

Periods Ended April 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Growth Fund
   Class A                      3.72%            -15.37%
------------------------------------------------------------
   Class B                      3.32%            -16.07%
------------------------------------------------------------
   Class C                      3.38%            -16.00%
------------------------------------------------------------
Russell 3000 Growth Index       4.49%            -15.01%
------------------------------------------------------------
S&P 500 Stock Index             4.47%            -13.30%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 1


of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The unmanaged Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Growth Fund.

Additional investment results appear on pages 3-4.

For the six-month period ended April 30, 2003, the Fund underperformed the Russell 3000 Growth Index and the S&P 500 Stock Index. Relative performance was adversely affected by the Fund's underexposure to technology. The Fund's health care and financial services holdings also detracted from performance during the period under review.

For the 12-month period ended April 30, 2003, the Fund underperformed both indices. Performance was favorably affected by both an overweight position and favorable relative performance of financial service holdings, as well as favorable performance of consumer holdings. This was, however, more than offset by poor relative performance of health care holdings.

Market Review and Investment Strategy

The 12-month period ended April 30, 2003 was generally a period of weak overall equity market returns, in particular, for growth equities --continuing the pattern of the prior two years. The period has been characterized by a number of macro-economic and geopolitical issues, and has generally been an environment of anemic economic growth, suppressed revenues for many industries, as well as continued correction of multi-year excesses in both equity valuations and corporate capital structures. However, despite this protracted and challenging environment, we have been impressed with the fundamental performance (growth, profitability, cash generation) of a number of companies across different industries.

Consistent with these considerations, we have sought to maintain a balance across industry sectors, concentrating on companies that have historically outperformed and generally appear to be maintaining, if not advancing, their competitive position.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GROWTH FUND


PORTFOLIO SUMMARY
April 30, 2003 (unaudited)


INCEPTION DATES
Class A Shares
9/4/90
Class B Shares
10/23/87
Class C Shares
8/2/93


PORTFOLIO STATISTICS
Net Assets ($mil): $1,942.7
Average Market Capitalization ($mil): $10,790


SECTOR BREAKDOWN
   24.5%  Finance
   23.0%  Health Care
   22.9%  Consumer Services
   15.2%  Technology
    7.4%  Consumer Manufacturing                 [PIE CHART OMITTED]
    2.6%  Multi-Industry Companies
    2.3%  Capital Goods
    1.1%  Energy
    1.0%  Aerospace & Defense


COUNTRY BREAKDOWN
   99.8%  United States                          [PIE CHART OMITTED]
    0.2%  Singapore


All data as of April 30, 2003. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 3


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                 -15.37%                   -18.98%
                  5 Years                  -7.62%                    -8.42%
                 10 Years                   6.20%                     5.74%

Class B Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                 -16.07%                   -19.42%
                  5 Years                  -8.30%                    -8.30%
                 10 Years(a)                5.60%                     5.60%

Class C Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                 -16.00%                   -16.84%
                  5 Years                  -8.28%                    -8.28%
          Since Inception*                  4.66%                     4.66%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

                                Class A           Class B           Class C
                                Shares             Shares           Shares
-------------------------------------------------------------------------------
                   1 Year       -29.42%          -29.78%           -27.55%
                  5 Years        -9.86%           -9.74%            -9.72%
                 10 Years         4.92%            4.79%(a)           n/a
          Since Inception*        9.59%           11.05%(a)          3.93%


The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*   Inception date: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.

n/a:   not applicable


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GROWTH FUND


TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                               Percent of
Company                                      U.S. $ Value      Net Assets
--------------------------------------------------------------------------
Citigroup, Inc.                              $ 93,365,584          4.8%
--------------------------------------------------------------------------
Comcast Corp. Special Cl.A                     79,842,366          4.1
--------------------------------------------------------------------------
Harley-Davidson, Inc.                          79,436,500          4.1
--------------------------------------------------------------------------
American International Group, Inc.             78,859,751          4.1
--------------------------------------------------------------------------
Legg Mason, Inc.                               76,161,180          3.9
--------------------------------------------------------------------------
Express Scripts, Inc.                          72,774,328          3.7
--------------------------------------------------------------------------
Career Education Corp.                         69,239,695          3.6
--------------------------------------------------------------------------
Kohl's Corp.                                   66,206,080          3.4
--------------------------------------------------------------------------
Cardinal Health, Inc.                          65,738,976          3.4
--------------------------------------------------------------------------
Health Management Associates, Inc. Cl.A        63,570,678          3.3
--------------------------------------------------------------------------
                                             $745,195,138         38.4%


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 5


PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                               Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-99.6%

Finance-24.4%
Banking - Money Center-0.7%
SLM Corp.                                            129,500    $   14,504,000
                                                                --------------
Banking - Regional-1.8%
Bank One Corp.                                       972,100        35,044,205
                                                                --------------
Brokerage & Money Management-5.3%
Legg Mason, Inc.                                   1,402,600        76,161,180
Merrill Lynch & Co., Inc.                             98,100         4,027,005
Morgan Stanley                                       501,600        22,446,600
                                                                --------------
                                                                   102,634,785
                                                                --------------
Insurance-6.6%
American International Group, Inc.                 1,360,824        78,859,751
Everest Re Group, Ltd.                               130,400         9,082,360
Willis Group Holdings, Ltd.                        1,270,450        39,625,335
                                                                --------------
                                                                   127,567,446
                                                                --------------
Miscellaneous-10.0%
Ambac Financial Group, Inc.                          798,500        46,592,475
Citigroup, Inc.                                    2,378,741        93,365,584
MBNA Corp.                                         2,901,805        54,844,115
                                                                --------------
                                                                   194,802,174
                                                                --------------
                                                                   474,552,610
                                                                --------------
Health Care-22.9%
Biotechnology-0.1%
Gilead Sciences, Inc.(a)                              42,400         1,956,336
                                                                --------------
Drugs-4.5%
Forest Laboratories, Inc.(a)                       1,000,300        51,735,516
Patterson Dental Co.(a)                              440,800        17,706,936
Pfizer, Inc.                                         591,900        18,200,925
                                                                --------------
                                                                    87,643,377
                                                                --------------
Medical Products-4.3%
Boston Scientific Corp.(a)                           397,200        17,099,460
St. Jude Medical, Inc.(a)                            325,700        17,086,222
Stryker Corp.                                        727,200        48,729,672
                                                                --------------
                                                                    82,915,354
                                                                --------------
Medical Services-14.0%
AmerisourceBergen Corp.                              343,400        19,865,690
Cardinal Health, Inc.                              1,189,200        65,738,976
Express Scripts, Inc.(a)                           1,234,300        72,774,328
Health Management Associates, Inc. Cl.A            3,726,300        63,570,678
Wellpoint Health Networks, Inc.(a)                   665,900        50,568,446
                                                                --------------
                                                                   272,518,118
                                                                --------------
                                                                   445,033,185
                                                                --------------


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GROWTH FUND


Company                                               Shares      U.S. $ Value
-------------------------------------------------------------------------------

Consumer Services-22.8%
Airlines-0.8%
Southwest Airlines Co.                             1,035,200    $   16,521,792
                                                                --------------
Broadcasting & Cable-7.6%
Comcast Corp. Special Cl.A(a)                      2,656,100        79,842,366
Cox Communications, Inc. Cl.A(a)                     428,900        14,196,590
EchoStar Communications Corp. Cl.A(a)                327,700         9,817,892
United Pan Europe Cl.A Pfd. (Netherlands)(a)(b)          450           450,000
   warrants, expiring 12/01/08(a)                    218,502                 0
Viacom, Inc. Cl.B(a)                                 850,820        36,934,096
Westwood One, Inc.(a)                                188,000         6,561,200
                                                                --------------
                                                                   147,802,144
                                                                --------------
Entertainment & Leisure-4.1%
Harley-Davidson, Inc.                              1,787,500        79,436,500
                                                                --------------
Retail - General Merchandise-5.4%
Bed Bath & Beyond, Inc.(a)                           244,310         9,652,688
CDW Computer Centers, Inc.(a)                        674,300        28,752,152
Kohl's Corp.(a)                                    1,165,600        66,206,080
                                                                --------------
                                                                   104,610,920
                                                                --------------
Miscellaneous-4.9%
Apollo Group, Inc. Cl.A(a)                            73,900         4,005,306
Career Education Corp.(a)                          1,151,500        69,239,695
Iron Mountain, Inc.(a)                               464,000        18,490,400
Strayer Education, Inc.                               50,300         3,271,512
                                                                --------------
                                                                    95,006,913
                                                                --------------
                                                                   443,378,269
                                                                --------------
Technology-15.2%
Communications Equipment-2.6%
Cisco Systems, Inc.(a)                               994,810        14,961,942
Juniper Networks, Inc.(a)                          3,488,400        35,651,448
                                                                --------------
                                                                    50,613,390
                                                                --------------
Computer Hardware/Storage-2.2%
Dell Computer Corp.(a)                             1,490,110        43,079,080
                                                                --------------
Computer Services-0.8%
Affiliated Computer Services, Inc. Cl.A(a)           300,300        14,324,310
                                                                --------------
Computer Software-4.7%
Mercury Interactive Corp.(a)                         373,550        12,678,287
Microsoft Corp.                                      598,000        15,290,860
Symantec Corp.(a)                                    460,980        20,260,071
VERITAS Software Corp.(a)                          1,973,500        43,436,735
                                                                --------------
                                                                    91,665,953
                                                                --------------
Contract Manufacturing-0.2%
Flextronics International, Ltd. (Singapore)(a)       383,230         3,353,263
                                                                --------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 7


Company                                               Shares      U.S. $ Value
-------------------------------------------------------------------------------

Internet Infrastructure-3.1%
eBay, Inc.(a)                                        651,700    $   60,458,209
                                                                --------------
Semi-Conductor Components-1.6%
Marvell Technology Group, Ltd.(a)                    595,200        13,736,621
Maxim Integrated Products, Inc.                      450,200        17,688,358
                                                                --------------
                                                                    31,424,979
                                                                --------------
                                                                   294,919,184
                                                                --------------
Consumer Manufacturing-7.3%
Building & Related-5.5%
American Standard Companies, Inc.(a)                 390,550        27,803,254
Centex Corp.                                         393,100        25,952,462
D.R. Horton, Inc.                                    865,300        20,507,610
Lennar Corp.
   Cl.A                                              341,900        18,544,656
   Cl.B                                               34,190         1,830,875
NVR, Inc.(a)                                          32,700        11,698,425
                                                                --------------
                                                                   106,337,282
                                                                --------------
Miscellaneous-1.8%
Newell Rubbermaid, Inc.                            1,177,770        35,898,430
                                                                --------------
                                                                   142,235,712
                                                                --------------
Multi-Industry Companies-2.6%
Danaher Corp.                                        719,300        49,617,314
                                                                --------------
Capital Goods-2.3%
Engineering & Construction-2.3%
Jacobs Engineering Group, Inc.(a)                  1,059,000        43,577,850
                                                                --------------
Energy-1.1%
Domestic Producers-1.1%
Apache Corp.                                         385,735        22,083,329
                                                                --------------
Aerospace & Defense-1.0%
L-3 Communications Holdings, Inc.(a)                 445,200        19,766,880
                                                                --------------
Total Investments-99.6%
   (cost $1,756,182,375)                                         1,935,164,333
Other assets less liabilities*-0.4%                                  7,569,815
                                                                --------------
Net Assets-100%                                                 $1,942,734,148
                                                                ==============


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GROWTH FUND


* SECURITY LENDING INFORMATION

Includes cash collateral received of $76,461,750 for securities on loan as of April 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                       Percent
                                     Current                 U.S. $     of Net
                                      Yield     Shares        Value     Assets
                                    -------- ------------ ------------- ------
UBS Private Money Market Fund LLC     1.23%   76,461,750   $76,461,750   3.9%


(a)   Non-income producing security.

(b)   Restricted and illiquid security valued at fair value (see Notes A & H).

See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 9


STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value (cost $1,756,182,375)     $ 1,935,164,333(a)
Cash                                                                6,625,940
Collateral held for securities loaned                              76,461,750
Receivable for investment securities sold                           6,965,736
Receivable for shares of beneficial interest sold                     224,311
Dividends and interest receivable                                      42,074
                                                              ---------------
Total assets                                                    2,025,484,144
                                                              ---------------
Liabilities
Payable for collateral received on securities loaned               76,461,750
Payable for shares of beneficial interest redeemed                  2,042,590
Payable for investment securities purchased                         1,580,273
Advisory fee payable                                                1,184,731
Distribution fee payable                                              270,773
Accrued expenses and other liabilities                              1,209,879
                                                              ---------------
Total liabilities                                                  82,749,996
                                                              ---------------
Net Assets                                                    $ 1,942,734,148
                                                              ===============
Composition of Net Assets
Shares of beneficial interest, at par                                  $1,044
Additional paid-in capital                                      3,845,349,243
Accumulated net investment loss                                   (16,821,509)
Accumulated net realized loss on investment
   transactions                                                (2,064,769,347)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities            178,974,717
                                                              ---------------
                                                              $ 1,942,734,148
                                                              ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($727,757,755/31,106,220 shares of beneficial
   interest issued and outstanding)                                    $23.40
Sales charge--4.25% of public offering price                             1.04
                                                                       ------
Maximum offering price                                                 $24.44
                                                                       ======
Class B Shares
Net asset value and offering price per share
   ($980,503,338/59,391,099 shares of beneficial
   interest issued and outstanding)                                    $16.51
                                                                       ======
Class C Shares
Net asset value and offering price per share
   ($220,606,039/13,341,405 shares of beneficial
   interest issued and outstanding)                                    $16.54
                                                                       ======
Advisor Class Shares
Net asset value, redemption and offering price
   per share ($13,867,016/579,090 shares of
   beneficial interest issued and outstanding)                         $23.95
                                                                       ======


(a)   Includes securities on loan with a value of $73,682,755 (see Note F).

See notes to financial statements.


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GROWTH FUND


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Dividends                                        $   3,883,058
Interest                                                50,368   $   3,933,426
                                                 -------------
Expenses
Advisory fee                                         7,238,932
Distribution fee--Class A                            1,027,544
Distribution fee--Class B                            5,070,468
Distribution fee--Class C                            1,099,342
Transfer agency                                      5,445,175
Printing                                               531,154
Custodian                                              177,547
Audit and legal                                         49,668
Registration fees                                       47,994
Trustees' fees                                          15,684
Miscellaneous                                           33,880
                                                 -------------
Total expenses                                      20,737,388
Less: expense offset arrangement
   (see Note B)                                        (13,652)
                                                 -------------
Net expenses                                                        20,723,736
                                                                 -------------
Net investment loss                                                (16,790,310)
                                                                 -------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on investment
   transactions                                                   (205,032,306)
Net change in unrealized
   appreciation/depreciation of:
   Investments                                                     281,487,677
   Foreign currency denominated assets
   and liabilities                                                         227
                                                                 -------------
Net gain on investment and foreign
   currency transactions                                            76,455,598
                                                                 -------------
Net Increase in Net Assets
   from Operations                                               $  59,665,288
                                                                 =============


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 11


STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months Ended     Year Ended
                                              April 30, 2003      October 31,
                                                (unaudited)           2002
                                             ----------------   ----------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss                           $  (16,790,310)   $   (46,477,506)
Net realized loss on investment
   transactions                                 (205,032,306)    (1,022,702,646)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities            281,487,904        574,502,662
                                             ---------------    ---------------
Net increase (decrease) in net assets
   from operations                                59,665,288       (494,677,490)
Transactions in Shares of
Beneficial Interest
Net decrease                                    (214,369,644)      (954,217,512)
                                             ---------------    ---------------
Total decrease                                  (154,704,356)    (1,448,895,002)
Net Assets
Beginning of period                            2,097,438,504      3,546,333,506
                                             ---------------    ---------------
End of period                                $ 1,942,734,148    $ 2,097,438,504
                                             ===============    ===============


See notes to financial statements.


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Growth Fund (the "Fund"), formerly Alliance Growth Fund, a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 13


securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GROWTH FUND


dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 15


of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,344,858 for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund's expenses were reduced by $13,652 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $11,704 from the sales of Class A shares and $31,007, $489,785, and $11,704 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2003 amounted to $1,657,840, of which $19,125 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

Accrued expenses includes $32,197 owed to a trustee and a former trustee under the Trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation re-


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GROWTH FUND


ceived by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a "compensation" plan.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:


                                                 Purchases            Sales
                                             ----------------   ----------------
Investment securities                          $ 328,379,116     $ 549,055,431
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:


Gross unrealized appreciation                                    $ 347,553,596
Gross unrealized depreciation                                     (168,571,638)
                                                                 -------------
Net unrealized appreciation                                      $ 178,981,958
                                                                 -------------


1. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 17


are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

2. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the curent fiscal year. The tax character of


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GROWTH FUND


distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:


                                                 2002              2001
                                           ----------------  ----------------
Distributions paid from:
   Ordinary income                          $           -0-   $  219,241,414
   Long term capital gains                              -0-      812,092,585
                                            --------------    --------------
Total taxable distributions                             -0-    1,031,333,999
Tax return of capital                                   -0-          290,404
                                            --------------    --------------
Total distributions paid                    $           -0-   $1,031,624,403
                                            --------------    --------------


As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                         $(1,850,370,924)(a)
Unrealized appreciation/(depreciation)                          (111,910,503)(b)
                                                             ---------------
Total accumulated earnings/(deficit)                         $(1,962,281,427)
                                                             ===============


(a) On October 31, 2002, the Fund had a net capital loss carryforward of $1,850,339,726, of which $798,395,660 expires in the year 2009 and
$1,051,944,066 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Securities Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of April 30, 2003, the Fund had loaned securities with a value of $73,682,755 and received cash collateral of $76,461,750, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended April 30, 2003, the Fund earned fee income of $36,310 which is included in interest income in the accompanying statement of operations.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 19


NOTE G

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2003  October 31, April 30, 2003    October 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
Class A
Shares sold            8,142,994    16,599,514   $ 178,864,954   $ 456,231,350
-------------------------------------------------------------------------------
Shares converted
   from Class B        3,620,264    10,502,980      80,333,826     276,896,939
-------------------------------------------------------------------------------
Shares redeemed      (12,373,268)  (27,303,394)   (273,044,530)   (744,845,987)
-------------------------------------------------------------------------------
Net decrease            (610,010)     (200,900)  $ (13,845,750)  $ (11,717,698)
===============================================================================

Class B
Shares sold            1,694,956     4,281,786   $  26,654,890   $  83,516,126
-------------------------------------------------------------------------------
Shares converted
   to Class A         (5,123,179)  (14,775,480)    (80,333,826)   (276,896,939)
-------------------------------------------------------------------------------
Shares redeemed       (8,012,085)  (32,869,032)   (123,712,280)   (621,500,454)
-------------------------------------------------------------------------------
Net decrease         (11,440,308)  (43,362,726)  $(177,391,216)  $(814,881,267)
===============================================================================

Class C
Shares sold              564,020     1,854,658   $   8,823,652   $  37,048,175
-------------------------------------------------------------------------------
Shares redeemed       (2,220,213)   (8,278,048)    (34,637,556)   (158,402,462)
-------------------------------------------------------------------------------
Net decrease          (1,656,193)   (6,423,390)  $ (25,813,904)  $(121,354,287)
===============================================================================

Advisor Class
Shares sold              209,121       100,826   $   4,531,063   $   2,850,447
-------------------------------------------------------------------------------
Shares redeemed          (82,613)     (332,010)     (1,849,837)     (9,114,707)
-------------------------------------------------------------------------------
Net increase
   (decrease)            126,508      (231,184)  $   2,681,226   $  (6,264,260)
===============================================================================


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GROWTH FUND


NOTE H
Restricted Security

                                              Date Acquired      U.S. $ Cost
                                             ----------------  ----------------
United Pan Europe Cl.A Pfd.                      11/30/00        $ 45,000,000


The security shown above is restricted as to resale and has been valued at fair value in accordance with the procedures described in Note A. The Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of this security.

The value of this security at April 30, 2003 was $450,000 representing 0.02% of net assets.

NOTE I

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 21


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                              Class A
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              April 30,                       Year Ended October 31,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $22.56       $27.40       $52.42       $56.32       $47.17       $43.95
                                            ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)                          (.14)        (.28)        (.22)        (.17)        (.15)        (.05)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                  .98        (4.56)      (19.10)        3.71        13.01         6.18
                                            ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                    .84        (4.84)      (19.32)        3.54        12.86         6.13
                                            ----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions                                   -0-          -0-       (5.70)       (7.44)       (3.71)       (2.91)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                $23.40       $22.56       $27.40       $52.42       $56.32       $47.17
                                            =============================================================================
Total Return
Total investment return based
   on net asset value(b)                        3.72%      (17.66)%     (40.50)%       5.96%       28.69%       14.56%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                          $727,758     $715,438     $874,604   $1,656,689   $1,441,962   $1,008,093
Ratio to average net assets of:
   Expenses                                     1.67%(c)     1.49%        1.28%        1.14%        1.18%        1.22%(d)
   Net investment loss                         (1.27)%(c)   (1.04)%       (.61)%       (.30)%       (.28)%       (.11)%
Portfolio turnover rate                           17%          41%         115%          58%          62%          61%



See footnote summary on page 25.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GROWTH FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                             Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              April 30,                       Year Ended October 31,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $15.98       $19.56       $39.49       $44.40       $38.15       $36.31
                                            ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)                          (.16)        (.34)        (.34)        (.43)        (.42)        (.31)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                  .69        (3.24)      (13.89)        2.96        10.38         5.06
                                            ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                    .53        (3.58)      (14.23)        2.53         9.96         4.75
                                            ----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions                                   -0-          -0-       (5.70)       (7.44)       (3.71)       (2.91)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                $16.51       $15.98       $19.56       $39.49       $44.40       $38.15
                                            =============================================================================
Total Return
Total investment return based
   on net asset value(b)                        3.32%      (18.30)%     (40.93)%       5.18%       27.79%       13.78%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                          $980,503   $1,131,628   $2,233,260   $5,042,755   $5,265,153   $4,230,756
Ratio to average net assets of:
   Expenses                                     2.42%(c)     2.22%        2.00%        1.86%        1.90%        1.94%(d)
   Net investment loss                         (2.02)%(c)   (1.77)%      (1.31)%      (1.02)%      (1.00)%       (.83)%
Portfolio turnover rate                           17%          41%         115%          58%          62%          61%



See footnote summary on page 25.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 23


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                              Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              April 30,                       Year Ended October 31,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $16.00       $19.58       $39.52       $44.42       $38.17       $36.33
                                            ----------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)                          (.15)        (.33)        (.34)        (.43)        (.42)        (.31)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                  .69        (3.25)      (13.90)        2.97        10.38         5.06
                                            ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                    .54        (3.58)      (14.24)        2.54         9.96         4.75
                                            ----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions                                   -0-          -0-       (5.70)       (7.44)       (3.71)       (2.91)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                $16.54       $16.00       $19.58       $39.52       $44.42       $38.17
                                            =============================================================================
Total Return
Total investment return based
   on net asset value(b)                        3.38%      (18.28)%     (40.92)%       5.20%       27.78%       13.76%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                          $220,606     $239,940     $419,382     $959,043     $923,483     $718,688
Ratio to average net assets of:
   Expenses                                     2.39%(c)     2.19%        1.98%        1.85%        1.90%        1.93%(d)
   Net investment loss                         (1.98)%(c)   (1.74)%      (1.29)%      (1.02)%      (1.00)%       (.83)%
Portfolio turnover rate                           17%          41%         115%          58%          62%          61%



See footnote summary on page 25.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GROWTH FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                           Advisor Class
                                            ----------------------------------------------------------------------------
                                            Six Months
                                                 Ended
                                              April 30,                       Year Ended October 31,
                                                  2003   ---------------------------------------------------------------
                                            (unaudited)      2002         2001         2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $23.05       $27.92       $53.17       $56.88       $47.47       $44.08
                                            ----------------------------------------------------------------------------
Income from investment
   Operations
Net investment income
   (loss)(a)                                    (.11)        (.20)        (.11)        (.02)         .02          .08
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                 1.01        (4.67)      (19.44)        3.75        13.10         6.22
                                            ----------------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations                                    .90        (4.87)      (19.55)        3.73        13.12         6.30
                                            ----------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gain on investment
   transactions                                   -0-          -0-       (5.70)       (7.44)       (3.71)       (2.91)
                                            ----------------------------------------------------------------------------
Net asset value, end of period                $23.95       $23.05       $27.92       $53.17       $56.88       $47.47
                                            =============================================================================
Total Return
Total investment return based
   on net asset value(b)                        3.90%      (17.44)%     (40.34)%       6.27%       29.08%       14.92%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $13,867      $10,433      $19,087      $38,278     $142,720     $174,745
Ratio to average net assets of:
   Expenses                                     1.38%(c)     1.18%         .98%         .83%         .88%         .93%(d)
   Net investment income (loss)                 (.98)%(c)    (.73)%       (.30)%        .03%         .03%         .17%
Portfolio turnover rate                           17%          41%         115%          58%          62%          61%



(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the year ended October 31, 1998 the ratios of expenses to average net assets were 1.21% for Class A shares, 1.93% for Class B shares, 1.92% for Class C shares and .92% for Advisor Class shares.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND o 25


TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Thomas J. Bardong, Vice President
Alan E. Levi, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)   Member of the Audit Committee.


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26 o ALLIANCEBERNSTEIN GROWTH FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACMGovernment Opportunity Fund
ACMManaged Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


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ALLIANCEBERNSTEIN GROWTH FUND o 27


NOTES


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28 o ALLIANCEBERNSTEIN GROWTH FUND


AllianceBernstein Growth Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


GROWTHSR0403



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003